UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue
         Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

  /s/ Kenneth A. Cowin     New York, NY     April 23, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $287,270 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    13295   175000 SH                              175000        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    31260   300000 SH                              300000        0        0
DEERE & CO                     COM              244199105     2150    25000 SH                               25000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    21158   375000 SH                              375000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     9563   625000 SH  CALL                        625000        0        0
EXXON MOBIL CORP               COM              30231G102     9011   100000 SH                              100000        0        0
HOME DEPOT INC                 COM              437076102    34890   500000 SH                              500000        0        0
INTEL CORP                     COM              458140100    17468   800000 SH                              800000        0        0
MCDONALDS CORP                 COM              580135101    14954   150000 SH                              150000        0        0
MEDTRONIC INC                  COM              585055106     9392   200000 SH                              200000        0        0
MICROSOFT CORP                 COM              594918104     7151   250000 SH                              250000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     7075   100000 SH                              100000        0        0
PEABODY ENERGY CORP            COM              704549104     7403   350000 SH                              350000        0        0
POTASH CORP SASK INC           COM              73755L107    13738   350000 SH                              350000        0        0
WALGREEN CO                    COM              931422109    11920   250000 SH                              250000        0        0
WAL-MART STORES INC            COM              931142103    44898   600000 SH                              600000        0        0
WAL-MART STORES INC            COM              931142103    19354   650000 SH  CALL                        650000        0        0
YUM BRANDS INC                 COM              988498101    12590   175000 SH                              175000        0        0